Delaware Investments(SM)
A member of Lincoln Financial Group(R)

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 33-442
1940 Act File No. 811-4413

February 2, 2005

Filed via EDGAR (CIK #0000778108)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 33-442
      DELAWARE GROUP EQUITY FUNDS IV -
      DELAWARE DIVERSIFIED GROWTH FUND
      DELAWARE GROWTH OPPORTUNITIES FUND
      _______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 34, the most recent Post-Effective Amendment of Delaware Group Equity Funds IV. Post-Effective Amendment No. 34 was filed electronically with the Securities and Exchange Commission on January 28, 2005 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Anthony G. Ciavarelli
_________________________
Anthony G. Ciavarelli
Vice President/Associate
General Counsel/
Assistant Secretary